Restatement of previously issued consolidated financial statements	12 Months Ended
Dec. 31, 2019
Restatement Of Previously Issued Consolidated Financial Statements [Abstract]
Restatement of previously issued consolidated financial statements [Text Block]

19. Restatement of previously issued consolidated financial statements

The Company has restated its consolidated statement of financial position as at December 31, 2019 and 2018; its consolidated statements of comprehensive loss, cash flows and changes in equity (deficiency) for the years ended December 31, 2019 and 2018.

In November 2020, management determined that the accounting for the put option issued to YOFOTO as part of the License and Collaboration Agreement entered into in July, 2018 (Note 8) was incorrectly accounted for. The potential put obligation under the License and Collaboration agreement should have been measured at the present value of the maximum potential exercise price of the put. As such, the put liability has been understated in all financial statements issued since the YOFOTO Agreement has been entered in to. The put was initially determined to have $nil value for the purposes of the Company's financial statements however management has now determined that the put liability should have been initially recorded at the gross amount that the Company would have an obligation to pay should it be triggered at any time during its 8.5 year term, discounted at an appropriate discount rate. In determining the present value of this put liability, management concluded that 23% was an appropriate discount rate. Based on this discount rate, management calculated the present value of the exercise price of the put upon issuance to be $520,426.

Subsequent to initial measurement, the put liability is accounted for on an amortized cost basis and accreted as interest expense each fiscal period to its redemption amount over the 8.5 term during which it may be exercised unless it is extinguished earlier.

The previously filed consolidated financial statements for the years ended December 31, 2019 and 2018 have been restated to adjust the recorded value of the put option. As a result of this change in accounting, the contract liability, the contract asset the value of the common shares and warrants issued in connection with the YOFOTO agreement were also amended. Additionally, license revenue, the amortization of the contract asset and the accretion recorded on the put liability have also been restated.

The consolidated statement of cash flows has also been restated to correct for these errors.

The foregoing adjustments were made to the consolidated financial information as at and for the years ended December 31, 2019 and 2018 as presented below.

	As at December 31, 2019		As at December 31, 2018
	As previously reported	As restated	As previously reported	As restated

Consolidated statement of financial position
Contract asset, current	$25,261	$35,374	$25,261	$35,374
Current assets	223,134	233,247	3,004,027	3,014,140
Contract asset, non-current	189,976	266,221	215,237	301,595
Total assets	419,109	505,467	3,227,431	3,323,902
Contract liability, current	252,609	353,735	252,609	353,735
Current liabilities	1,449,479	1,550,604	1,530,251	1,631,377
Put liability	—	718,531	—	577,104
Contract liability, non-current	1,899,754	2,662,219	2,152,363	3,015,954
Total liabilities	3,349,233	4,931,354	3,682,614	5,224,435
Common shares	28,960,095	27,529,531	28,507,565	27,077,001
Accumulated deficit	(36,512,843)	(36,578,042)	(33,559,097)	(33,573,883)
Total shareholders' deficiency	(2,930,124)	(4,425,887)	(455,183)	(1,900,533)
Total liabilities and shareholders' deficiency	419,109	505,467	3,227,431	3,323,902
	—	—	—	—
	For the year ended December 31, 2019		For the year ended December 31, 2018
	As previously reported	As restated	As previously reported	As restated

Consolidated statement of comprehensive loss
Licensing fees	252,609	353,735	121,114	167,661
General and administrative	1,074,100	1,084,212	2,151,154	2,155,809
Accretion on put liability	—	141,427	—	56,678
Net and comprehensive loss	(2,953,746)	(3,004,159)	(2,769,080)	(2,783,866)
Basic and diluted loss per share	(0.11)	(0.12)	(0.12)	(0.13)
Weighted average shares outstanding	27,679,055	24,107,122	22,661,001	21,853,646

Consolidated statement of cash flows
Net cash used in operating activities			(386,099)	524,039
Net cash from financing activities	—	—	2,307,527	1,397,389

Consolidated statements of changes in equity (deficiency)
Common shares	28,960,095	27,529,531	28,507,565	27,077,001
Net loss	(2,953,746)	(3,004,159)	(2,769,080)	(2,783,866)
Accumulated deficit	(36,512,843)	(36,578,042)	(33,559,097)	(33,573,883)
Total shareholders' deficiency	(2,930,124)	(4,425,887)	(455,183)	(1,900,533)

The correction of the error outlined in Note 19 to the restated consolidated financial statements for the years ended December 31, 2019 and 2018 resulted in adjustments to previously issued unaudited condensed consolidated interim financial statements for the Company's 2019 fiscal year. The adjustments are presented below:

	As at March 31, 2019		As at June 30, 2019
Consolidated statement of financial position	As previously reported	As restated	As previously reported	As restated
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Contract asset, current	25,261	35,374	25,261	35,374
Current assets	1,644,321	1,654,434	648,427	658,540
Contract asset, non-current	208,922	292,753	202,607	283,910
Total assets	1,860,868	1,954,812	858,117	949,533
Contract liability, current	252,609	353,735	252,609	353,735
Current liabilities	785,964	887,090	777,802	878,928
Contract liability, non-current	2,089,211	2,927,521	2,026,059	2,839,087
Put liability	—	609,610	—	643,946
Total liabilities	2,875,175	4,424,221	2,803,861	4,361,961
Common shares	29,003,179	27,572,615	29,003,179	27,572,615
Accumulated deficit	(34,386,137)	(34,410,675)	(35,325,302)	(35,361,422)
Total shareholders' deficiency	(1,014,307)	(2,469,409)	(1,945,744)	(3,412,428)
Total liabilities and shareholders' deficiency	1,860,868	1,954,812	858,117	949,533

	3 months ended March 31, 2019		3 months ended June 30, 2019		6 months ended June 30, 2019
	As previously reported	As restated	As previously reported	As restated	As previously reported	As restated
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Consolidated statement of comprehensive loss
Licensing fees	63,152	88,434	63,153	88,435	126,305	176,869
General and administrative	245,561	248,089	273,748	276,276	518,685	523,741
Accretion on put liability	—	32,506	—	34,337	—	66,842
Net and comprehensive loss	(360,657)	(370,409)	(939,165)	(950,748)	(1,766,205)	(1,787,539)
Basic and diluted loss per share	(0.01)	(0.02)	(0.03)	(0.04)	(0.07)	(0.08)
Weighted average shares outstanding	27,057,727	23,485,794	27,057,727	23,485,794	27,019,478	23,447,545

Restatement adjustments for 3 and 9 month periods ended September 30, 2020 and 2019 have been presented in September 30, 2020 unaudited condensed consolidated interim financial statements.